SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Service revenues	$ 1,033	$ 987	$ 2,013	$ 1,890
Sale of equipment and accessories	12	6	18	11
Other revenue	42	34	82	68
Total Revenue	1,087	1,027	2,113	1,969
Selling, General and Administrative Expenses *	464	446	922	883
Adjusted EBITDA	520	460	959	846
CAPEX exc. licenses and ROU **	232	180	365	303
Additions other than through business combinations, property, plant and equipment	607	210	800	361
Intangible assets acquired	39	24	58	38
Additions other than through business combinations, right-of-use assets	411	54	471	96
Additions other than through business combinations, prepayments	3	0	21	0
Intangible Assets Other Than Licenses
Disclosure of operating segments [line items]
Intangible assets acquired			58	38
License1
Disclosure of operating segments [line items]
Intangible assets acquired			1	0
Operating segments | Pakistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	3	2	5
Other revenue	33	26	65	53
Total Revenue	395	348	781	668
Selling, General and Administrative Expenses *	188	156	370	301
Adjusted EBITDA	164	158	326	301
CAPEX exc. licenses and ROU **	57	52	91	71
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	0
Other revenue	3	3	6	5
Total Revenue	285	237	542	424
Selling, General and Administrative Expenses *	93	73	183	142
Adjusted EBITDA	166	140	309	235
CAPEX exc. licenses and ROU **	95	57	152	85
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of equipment and accessories	10	3	14	6
Other revenue	4	5	8	7
Total Revenue	202	226	389	439
Selling, General and Administrative Expenses *	66	67	128	131
Adjusted EBITDA	100	125	195	243
CAPEX exc. licenses and ROU **	44	30	68	50
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	0	1	0
Other revenue	0	0	0	0
Total Revenue	74	67	147	133
Selling, General and Administrative Expenses *	37	36	72	72
Adjusted EBITDA	29	24	56	48
CAPEX exc. licenses and ROU **	28	17	37	57
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	0
Other revenue	2	2	3	3
Total Revenue	117	142	228	282
Selling, General and Administrative Expenses *	40	63	94	137
Adjusted EBITDA	88	52	126	96
CAPEX exc. licenses and ROU **	5	21	12	35
Operating segments | Others
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	0
Other revenue	1	0	1	0
Total Revenue	14	13	26	27
Selling, General and Administrative Expenses *	6	7	12	14
Adjusted EBITDA	5	4	9	9
CAPEX exc. licenses and ROU **	1	5	3	7
HQ and eliminations
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	1	0
Other revenue	(1)	(2)	(1)	0
Total Revenue	0	(6)	0	(4)
Selling, General and Administrative Expenses *	34	44	63	86
Adjusted EBITDA	(32)	(43)	(62)	(86)
CAPEX exc. licenses and ROU **	2	(2)	2	(2)
Mobile
Disclosure of operating segments [line items]
Service revenues	992	926	1,934	1,771
Mobile | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	355	312	702	597
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	268	220	508	394
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	167	176	328	343
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	73	67	146	133
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	115	140	225	279
Mobile | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	13	13	25	27
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	1	(2)	0	(2)
Fixed
Disclosure of operating segments [line items]
Service revenues	41	61	79	119
Fixed | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	6	7	12	13
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	14	14	28	25
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	21	42	39	83
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	0	0	0	0
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	0	0	0	0
Fixed | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	0	0	0	0
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	$ 0	$ (2)	$ 0	$ (2)